Related Party Transactions and Balances (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Related Party Transactions and Balances [Abstract]
At 1 January	$ 47,717,763	$ 70,421,436
Net contributions (distributions) during the year	23,300,052	(22,703,673)
At 31 December	$ 71,017,815	$ 47,717,763